Property and Equipment	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

Property and Equipment consists of the following:

	March 31, 2016	June 30, 2015

Leasehold Improvements	$2,710	$2,886
Furniture and Fixtures	588	588
Computer Equipment	456	458
Software	163	5
Total	3,917	3,937
Accumulated Depreciation and Amortization	(2,088)	(1,603)
Property and Equipment, net	$1,829	$2,334

Depreciation and amortization charged to selling, general and administrative expenses for the three and nine months ended March 31, 2016 amounted to $124 and $403, respectively. Depreciation and amortization charged to selling, general and administrative expenses for the three and nine months ended March 31, 2015 amounted to $75 and $233, respectively.

Property and Equipment

Property and Equipment consists of the following:

Description	June 30, 2015	June 30, 2014

Leasehold Improvements	$2,886	$2,454
Furniture and Fixtures	588	593
Computer Equipment	458	715
Software	5	12
Total	3,937	3,774
Accumulated Depreciation and Amortization	(1,603)	(1,258)
Property and Equipment, net	$2,334	$2,516

Depreciation and amortization charges included in Selling, general and administrative expenses for the years ended June 30, 2015 and 2014 amounted to $656 and $567, respectively.